UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Van Eck VIP Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 91.2%
Brazil: 6.5%
346,000	BB Seguridade Participacoes SA	$3,555,890
250,000	Estacio Participacoes SA	1,452,272
42,700	Guararapes Confeccoes SA	1,043,568
138,000	Localiza Rent a Car SA	1,569,582
164,000	Valid Solucoes SA	2,278,955
		9,900,267
China / Hong Kong: 28.4%
7,900	Baidu, Inc. (ADR) *	1,646,360
1,946,608	Beijing Capital International Airport Co. Ltd. #	1,911,000
1,967,000	Beijing Urban Construction Design & Development Group Co. Ltd. * # Reg S 144A	1,168,365
1,650,000	Boer Power Holdings Ltd. #	2,471,964
1,137,400	Brilliance China Automotive Holdings Ltd. #	2,180,815
861,000	CAR, Inc. * #	1,633,294
3,588,969	China Animal Healthcare Ltd. # §	2,407,259
2,338,000	China Hongqiao Group Ltd. #	1,400,524
1,457,000	China Medical System Holdings Ltd. #	2,247,790
1,403,000	China Singyes Solar Technologies Holdings Ltd. #	1,912,072
2,432,000	China South City Holdings Ltd. #	796,427
944,000	China Vanke Co. Ltd. * #	2,222,647
6,233,000	Chongqing Rural Commercial Bank Co. Ltd. #	4,024,612
4,000	EVA Precision Industrial Holdings Ltd. #	1,208
328,000	Great Wall Motor Co. Ltd. #	2,312,283
50,000	Hollysys Automation Technologies Ltd. (USD)	993,500
95,000	JD.com, Inc. (ADR) *	2,791,100
1,115,000	PICC Property & Casualty Co. Ltd. #	2,198,517
140,000	Ping An Insurance Group Co. of China Ltd. #	1,684,033
334,000	Techtronic Industries Co. #	1,130,344
137,000	Tencent Holdings Ltd. #	2,603,384
2,419,000	Wasion Group Holdings Ltd. #	2,921,535
133,000	Zhuzhou CSR Times Electric Co. Ltd. #	869,708
		43,528,741
India: 12.3%
219,000	Axis Bank Ltd. #	1,956,441
138,700	Glenmark Pharmaceuticals Ltd. #	1,735,548
72,000	HCL Technologies Ltd. #	1,127,516
256,000	LIC Housing Finance Ltd. #	1,788,297
110,800	Persistent Systems Ltd.	1,271,572
205,800	Phoenix Mills Ltd.	1,158,383
167,000	Strides Arcolab Ltd. #	3,141,591
366,400	Tech Mahindra Ltd.	3,697,885
97,408	VA Tech Wabag Ltd. #	1,271,288
130,000	Yes Bank Ltd. #	1,688,913
		18,837,434
Indonesia: 2.8%
3,011,000	Link Net Tbk PT *	1,375,964
1,923,200	Matahari Department Store Tbk PT #	2,892,136
		4,268,100
Kazakhstan: 0.8%
172,000	Halyk Savings Bank of Kazakhstan JSC (USD) Reg S	1,271,080
Malaysia: 0.5%
1,143,000	SapuraKencana Petroleum Bhd #	726,889
Mexico: 0.3%
273,000	Qualitas Controladora SAB de CV *	493,972
Nigeria: 1.2%
14,010,124	Guaranty Trust Bank Plc #	1,848,619
Panama: 1.4%
20,600	Copa Holdings SA (Class A) (USD)	2,079,982
Peru: 1.7%
18,800	Credicorp Ltd. (USD)	2,643,844
Philippines: 2.3%
1,850,000	Robinsons Retail Holdings, Inc.	3,476,510
Russia: 1.4%
10,800	Magnit PJSC #	2,110,249
Singapore: 1.0%
1,986,760	Ezion Holdings Ltd. #	1,550,896
South Africa: 5.6%
36,100	Aspen Pharmacare Holdings Ltd. * #	1,140,632
323,000	Life Healthcare Group Holdings Ltd. #	1,124,973
31,300	Naspers Ltd. #	4,801,135
100,000	Spar Group Ltd. #	1,552,889
		8,619,629
South Korea: 1.8%
5,880	CJ O Shopping Co. Ltd. #	1,212,684
7,160	Hyundai Mobis Co. Ltd. #	1,585,979
		2,798,663
Switzerland: 2.3%
205,000	Glencore Xstrata Plc (GBP) * #	865,456
50,900	Luxoft Holding, Inc. (USD) *	2,633,566
		3,499,022
Taiwan: 12.8%
492,000	Adlink Technology, Inc. #	1,258,506
3,128,000	Advanced Semiconductor Engineering, Inc. #	4,235,729
143,000	Catcher Technology Co. Ltd. #	1,495,524
660,000	CHC Healthcare Group #	1,321,195
52,000	Largan Precision Co. Ltd. #	4,470,332
171,000	Poya Co. Ltd. #	1,625,822
198,220	Sinmag Equipment Corp. #	1,168,838
889,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	4,131,681
		19,707,627
Thailand: 1.3%
33,000	Kasikornbank PCL #	232,037
258,000	Kasikornbank PCL (NVDR) #	1,814,110
		2,046,147
Turkey: 1.6%
72,500	BIM Birlesik Magazalar AS #	1,284,454
1,560,000	Turkiye Sinai Kalkinma Bankasi AS #	1,191,599
		2,476,053
United Arab Emirates: 1.0%
102,200	Al Noor Hospitals Group Plc (GBP)	1,540,291
United Kingdom: 3.1%
42,000	Bank of Georgia Holdings Plc #	1,077,355
47,000	Hikma Pharmaceuticals Plc #	1,479,267
1,235,312	Hirco Plc * # §	0
166,000	International Personal Finance Plc #	1,177,020
1,496,906	Raven Russia Ltd. * #	1,095,102
		4,828,744
United States: 1.1%
36,000	First Cash Financial Services, Inc. *	1,674,720
Total Common Stocks (Cost: $121,457,678)		139,927,479
PREFERRED STOCKS: 2.4%
Brazil: 1.8%
247,000	Itau Unibanco Holding SA	2,732,707
Colombia: 0.6%
102,000	Banco Davivienda SA	992,538
Total Preferred Stocks (Cost: $4,671,159)		3,725,245
REAL ESTATE INVESTMENT TRUST: 1.0% (Cost: $1,687,253)
Mexico: 1.0%
755,800	TF Administradora Industrial, S de RL de CV *	1,531,073
WARRANTS: 2.1%
Luxembourg: 2.1%
208,333	Deutsche Bank AG, London Branch aXess Warrants (USD 0.00, expiring 09/27/16) * # (a)	1,425,692
210,000	Deutsche Bank AG, London Branch aXess Warrants (USD 0.00, expiring 09/27/16) * # (b)	1,799,312
Total Warrants (Cost: $2,945,522)		3,225,004
MONEY MARKET FUND: 1.7% (Cost: $2,540,325)
2,540,325	AIM Treasury Portfolio - Institutional Class	2,540,325
Total Investments: 98.4% (Cost: $133,301,937)		150,949,126
Other assets less liabilities: 1.6%		2,443,255
NET ASSETS: 100.0%		$153,392,381

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

(a)	Issue price $12.75. The security is linked to the performance of Samba Financial Group.
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $104,503,487 which represents 68.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,407,259 which represents 1.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,168,365, or 0.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	15.3%	$23,028,138
Consumer Staples	5.6	8,424,102
Energy	1.5	2,277,785
Financials	29.2	44,074,940
Health Care	10.7	16,138,546
Industrials	11.3	17,064,968
Information Technology	21.5	32,487,090
Materials	1.5	2,265,980
Telecommunication Services	0.9	1,375,964
Utilities	0.8	1,271,288
Money Market Fund	1.7	2,540,325
	100.0%	$150,949,126

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$9,900,267	$—	$—	$9,900,267
China / Hong Kong	5,430,960	38,097,781	—	43,528,741
India	6,127,840	12,709,594	—	18,837,434
Indonesia	1,375,964	2,892,136	—	4,268,100
Kazakhstan	1,271,080	—	—	1,271,080
Malaysia	—	726,889	—	726,889
Mexico	493,972	—	—	493,972
Nigeria	—	1,848,619	—	1,848,619
Panama	2,079,982	—	—	2,079,982
Peru	2,643,844	—	—	2,643,844
Philippines	3,476,510	—	—	3,476,510
Russia	—	2,110,249	—	2,110,249
Singapore	—	1,550,896	—	1,550,896
South Africa	—	8,619,629	—	8,619,629
South Korea	—	2,798,663	—	2,798,663
Switzerland	2,633,566	865,456	—	3,499,022
Taiwan	—	19,707,627	—	19,707,627
Thailand	—	2,046,147	—	2,046,147
Turkey	—	2,476,053	—	2,476,053
United Arab Emirates	1,540,291	—	—	1,540,291
United Kingdom	—	4,828,744	0	4,828,744
United States	1,674,720	—	—	1,674,720
Preferred Stocks*	3,725,245	—	—	3,725,245
Real Estate Investment Trust*	1,531,073	—	—	1,531,073
Warrants*	—	3,225,004	—	3,225,004
Money Market Fund	2,540,325	—	—	2,540,325
Total	$46,445,639	$104,503,487	$0	$150,949,126

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $2,102,546 and transfers from Level 2 to Level 1 were $6,926,021.

These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

Common Stocks
United Kingdom
Balance as of December 31, 2014	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2015	$0

See Notes to Schedule of Investments

VAN ECK VIP EMERGING MARKETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Fund.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2015 was $133,340,861 and net unrealized appreciation aggregated to $17,608,265 of which $26,549,345 related to appreciated securities and $8,941,080 related to depreciated securities.

VAN ECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.4%
Australia: 5.7%
163,000	Evolution Mining Ltd. #	$104,777
468,768	Gold Road Resources Ltd. * #	124,735
187,000	Gryphon Minerals Ltd. * #	9,191
24,000	Newcrest Mining Ltd. * #	242,052
		480,755
Canada: 69.6%
6,537	Agnico-Eagle Mines Ltd.	181,625
13,000	Agnico-Eagle Mines Ltd. (USD)	363,220
10,000	Alamos Gold, Inc.	58,584
21,000	Alamos Gold, Inc. (USD)	123,060
70,000	Argonaut Gold, Inc. *	97,272
29,000	Asanko Gold, Inc. *	41,214
32,000	Asanko Gold, Inc. (USD) *	46,400
92,000	AuRico Gold, Inc. (USD)	254,840
148,117	B2Gold Corp. *	221,027
152,000	B2Gold Corp. (USD) *	231,040
43,000	Bear Creek Mining Corp. *	39,722
28,000	Belo Sun Mining Corp. *	4,422
22,000	Castle Mountain Mining Co. Ltd. *	6,166
57,000	Continental Gold Ltd. *	86,858
11,000	Corvus Gold, Inc. *	6,080
21,000	Corvus Gold, Inc. (USD) *	11,991
57,000	Eastmain Resources, Inc. *	23,852
110,000	Eldorado Gold Corp. (USD)	504,900
10,000	Fortuna Silver Mines, Inc. (USD) *	38,400
9,000	Franco-Nevada Corp. (USD)	436,860
13,000	Gold Canyon Resources, Inc. *	2,207
22,000	Goldcorp, Inc. (USD)	398,640
54,000	Guyana Goldfields, Inc. *	125,775
78,500	Integra Gold Corp. *	19,833
67,000	Klondex Mines Ltd. *	138,597
13,000	Lundin Gold, Inc. *	38,901
6,000	MAG Silver Corp. (USD) *	36,900
2,500	New Gold, Inc. *	8,389
84,500	New Gold, Inc. (USD) *	286,455
18,000	NovaGold Resources, Inc. (USD) *	53,280
148,300	Orezone Gold Corp. *	50,934
14,000	Osisko Gold Royalties Ltd.	185,038
32,000	Premier Gold Mines Ltd. *	61,900
10,000	Pretium Resources, Inc. *	50,373
10,000	Pretium Resources, Inc. (USD) *	50,400
30,000	Primero Mining Corp. (USD) *	102,900
119,625	Rio Alto Mining Ltd. *	294,682
123,000	Romarco Minerals, Inc. *	41,759
121,200	Roxgold, Inc. *	53,588
6,000	Rubicon Minerals Corp. *	5,448
48,000	Rubicon Minerals Corp. (USD) *	45,595
45,000	Sabina Gold & Silver Corp. *	12,258
73,000	Semafo, Inc. *	220,173
21,000	Silver Wheaton Corp. (USD)	399,420
4,500	Sulliden Mining Capital, Inc. *	888
80,914	Timmins Gold Corp. *	55,580
183,000	Torex Gold Resources, Inc. *	151,711
23,823	Yamana Gold, Inc.	85,395
36,000	Yamana Gold, Inc. (USD)	129,240
		5,883,792
Mexico: 1.7%
14,000	Fresnillo Plc (GBP) #	141,384
South Africa: 0.5%
10,000	Gold Fields Ltd. (USD)	40,100
United Kingdom: 5.7%
132,600	Amara Mining Plc * #	27,458
107,000	Lydian International Ltd. (CAD) *	41,396
6,000	Randgold Resources Ltd. (ADR)	415,620
		484,474
United States: 9.2%
8,000	Royal Gold, Inc.	504,880
24,700	Tahoe Resources, Inc. (CAD)	270,685
		775,565
Total Common Stocks (Cost: $9,845,500)		7,806,070
EXCHANGE TRADED FUND: 2.7% (Cost: $241,646)
2,000	SPDR Gold Trust *	227,320
MONEY MARKET FUND: 5.0% (Cost: $417,246)
417,246	AIM Treasury Portfolio - Institutional Class	417,246
Total Investments: 100.1% (Cost: $10,504,392)		8,450,636
Liabilities in excess of other assets: (0.1)%		(4,749)
NET ASSETS: 100.0%		$8,445,887

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $649,597 which represents 7.7% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	0.4%	36,110
Gold	79.3	6,703,964
Precious Metals & Minerals	3.8	320,591
Silver	8.8	745,405
Exchange Traded Fund	2.7	227,320
Money Market Fund	5.0	417,246
	100.0%	$8,450,636

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$480,755	$—	$480,755
Canada	5,883,792	—	—	5,883,792
Mexico	—	141,384	—	141,384
South Africa	40,100	—	—	40,100
United Kingdom	457,016	27,458	—	484,474
United States	775,565	—	—	775,565
Exchange Traded Fund	227,320	—	—	227,320
Money Market Fund	417,246	—	—	417,246
Total	$7,801,039	$649,597	$—	$8,450,636

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Consolidated Schedule of Investments

VAN ECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Consolidated Schedule of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments and presents additional information about valuation methodologies and unobservable inputs, if applicable, is located in the Consolidated Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2015 was $9,059,395 and net unrealized depreciation aggregated to $964,438 of which $265,988 related to appreciated securities and $1,230,426 related to depreciated securities.

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.0%
Bermuda: 2.6%
115,000	Golar LNG Ltd. (USD)	$3,827,200
488,500	Nabors Industries Ltd. (USD)	6,668,025
6,300	SeaDrill Ltd. (USD)	58,905
		10,554,130
Brazil: 0.0%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	0
Canada: 11.6%
27,822	Agnico-Eagle Mines Ltd.	773,010
84,200	Agnico-Eagle Mines Ltd. (USD)	2,352,548
71,500	Agrium, Inc. (USD)	7,455,305
292,800	Barrick Gold Corp. (USD)	3,209,088
832,400	Eldorado Gold Corp. (USD)	3,820,716
1,007,700	First Quantum Minerals Ltd.	12,212,858
631,100	Goldcorp, Inc. (USD)	11,435,532
847,700	New Gold, Inc. (USD) *	2,873,703
38,350	Osisko Gold Royalties Ltd.	506,872
97,016	Yamana Gold, Inc.	347,758
562,700	Yamana Gold, Inc. (USD)	2,020,093
		47,007,483
Israel: 0.1%
17,400	SolarEdge Technologies, Inc. (USD) *	381,582
Kuwait: 1.0%
3,890,609	Kuwait Energy Plc * # § ø	4,220,516
Monaco: 0.4%
185,500	Scorpio Tankers, Inc. (USD)	1,747,410
Norway: 0.2%
99,200	SeaDrill Ltd. #	928,868
Switzerland: 4.8%
4,658,865	Glencore Xstrata Plc (GBP) * #	19,668,510
United Kingdom: 2.5%
151,500	Genel Energy Plc * #	1,055,062
918,520	Ophir Energy Plc * #	1,833,852
102,100	Randgold Resources Ltd. (ADR)	7,072,467
		9,961,381
United States: 72.8%
93,600	Advanced Drainage Systems, Inc.	2,802,384
180,400	Anadarko Petroleum Corp.	14,938,924
111,400	Antero Resources Corp. *	3,934,648
69,800	Baker Hughes, Inc.	4,437,884
40,900	Cameron International Corp. *	1,845,408
18,700	CF Industries Holdings, Inc.	5,304,816
153,200	Cimarex Energy Co.	17,631,788
292,800	Commercial Metals Co.	4,740,432
151,450	Concho Resources, Inc. *	17,556,084
464,700	Consol Energy, Inc.	12,960,483
57,900	CSX Corp.	1,917,648
54,500	Cummins, Inc.	7,555,880
163,400	Diamondback Energy, Inc. *	12,555,656
52,800	Dril-Quip, Inc. *	3,610,992
163,400	EOG Resources, Inc.	14,982,146
318,300	Freeport-McMoRan Copper & Gold, Inc.	6,031,785
100,400	Gulfport Energy Corp. *	4,609,364
311,500	Halliburton Co.	13,668,620
34,300	Helmerich & Payne, Inc.	2,334,801
195,800	Kinder Morgan, Inc.	8,235,348
350,000	Laredo Petroleum, Inc. *	4,564,000
444,300	Louisiana-Pacific Corp. *	7,335,393
265,500	Marathon Oil Corp.	6,932,205
42,600	Marathon Petroleum Corp.	4,361,814
129,350	Newfield Exploration Co. *	4,538,891
120,900	Parsley Energy, Inc. *	1,931,982
299,600	Peabody Energy Corp.	1,474,032
54,500	Phillips 66	4,283,700
100,400	Pioneer Natural Resources Co.	16,416,404
78,300	Royal Gold, Inc.	4,941,513
199,200	Schlumberger Ltd.	16,621,248
112,400	SemGroup Corp.	9,142,616
199,200	SM Energy Co.	10,294,656
213,500	Steel Dynamics, Inc.	4,291,350
408,500	SunEdison, Inc. *	9,804,000
280,900	Superior Energy Services, Inc.	6,275,306
17,000	Union Pacific, Corp.	1,841,270
171,900	United States Steel Corp.	4,194,360
161,700	Valero Energy Corp.	10,287,354
30,600	Westmoreland Coal Co. *	818,856
141,300	Whiting Petroleum Corp. *	4,366,170
		296,372,211
Total Common Stocks (Cost: $403,675,855)		390,842,091
MONEY MARKET FUND: 4.2% (Cost: $17,042,180)
17,042,180	AIM Treasury Portfolio - Institutional Class	17,042,180
Total Investments: 100.2% (Cost: $420,718,035)		407,884,271
Liabilities in excess of other assets: (0.2)%		(673,584)
NET ASSETS: 100.0%		$407,210,687

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,706,808 which represents 6.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $4,220,516 which represents 1.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $4,220,516, or 1.0% of net assets.

Restricted securities held by the Fund as of March 31, 2015 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$4,220,516	1.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	62.7%	$255,951,218
Industrials	3.5	14,117,182
Information Technology	2.5	10,185,582
Materials	27.1	110,588,109
Money Market Fund	4.2	17,042,180
	100.0%	$407,884,271

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$10,554,130	$—	$—	$10,554,130
Brazil	—	—	0	0
Canada	47,007,483	—	—	47,007,483
Israel	381,582	—	—	381,582
Kuwait	—	—	4,220,516	4,220,516
Monaco	1,747,410	—	—	1,747,410
Norway	—	928,868	—	928,868
Switzerland	—	19,668,510	—	19,668,510
United Kingdom	7,072,467	2,888,914	—	9,961,381
United States	296,372,211	—	—	296,372,211
Money Market Fund	17,042,180	—	—	17,042,180
Total	$380,177,463	$23,486,292	$4,220,516	$407,884,271

There were no transfers between levels during the period ended March 31, 2015.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2014	$0	$6,342,332
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	(2,121,816)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2015	$0	$4,220,516

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015:

	Value as of March 31, 2015	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$4,220,516	Market comparable companies	Production Multiple Reserve multiple	43.4x 6.2x	Increase Increase

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2015 was $422,381,579 and net unrealized depreciation aggregated to $14,497,308 of which $72,091,079 related to appreciated securities and $86,588,387 related to depreciated securities.

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 66.5%
3,418	Industrial Select Sector SPDR Fund	$190,622
1,263	iShares Core S&P Mid-Cap ETF	191,951
351	iShares S&P Mid-Cap 400 Value ETF	45,963
2,509	Materials Select Sector SPDR Fund	122,389
1,571	Vanguard Small-Cap ETF	192,542
Total Exchange Traded Funds (Cost: $739,774)		743,467

Principal Amount
SHORT-TERM INVESTMENTS: 40.7%
Government Obligations: 22.4% (Cost: $249,999) (a)
	United States Treasury Bill
$250,000	0.02%, 04/09/15	249,999

Number of Shares
Money Market Fund: 18.3% (Cost: $204,804)
204,804	AIM Treasury Portfolio - Institutional Class	204,804
Total Short-term Investments: 40.7% (Cost: $454,803)		454,803
Total Investments: 107.2% (Cost: $1,194,577)		1,198,270
Liabilities in excess of other assets: (7.2)%		(80,449)
NET ASSETS: 100.0%		$1,117,821
SECURITIES SOLD SHORT: (17.2)%
Exchange Traded Fund: (17.2)%
(1,825)	iShares 1-3 Year Credit Bond ETF	(192,592)
Total Securities Sold Short (Proceeds: $(192,419))		$(192,592)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $489,715.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	62.0%	$743,467
Government	20.9	249,999
Money Market Fund	17.1	204,804
	100.0%	$1,198,270

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Exchange Traded Funds	$743,467	$—	$—	$743,467
Short-term Investments
Government Obligations	—	249,999	—	249,999
Money Market Fund	204,804	—	—	204,804
Total	$948,271	$249,999	$—	$1,198,270

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(192,592)	$—	$—	$(192,592)

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedule of Investments

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2015 was $1,194,706 and net unrealized appreciation aggregated to $3,564 of which $3,812 related to appreciation securities and $248 related to depreciated securities.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 28.0%
Banks: 1.5%
1,210	Bank of Georgia Holdings Plc (GBP) #	$31,038
390	Credicorp Ltd.	54,846
5,145	ICICI Bank Ltd.	53,302
		139,186
Capital Goods: 0.9%
50,000	Boer Power Holdings Ltd. (HKD) #	74,908
11,980	Shenji Group Kunming Machine Tool Co. Ltd. (HKD) * #	6,771
		81,679
Diversified Financials: 0.7%
9,485	International Personal Finance Plc (GBP) #	67,253
Energy: 9.4%
1,032	Anadarko Petroleum Corp.	85,459
796	Cimarex Energy Co.	91,612
836	Concho Resources, Inc. *	96,909
1,212	Consol Energy, Inc.	33,803
1,475	Diamondback Energy, Inc. *	113,339
918	EOG Resources, Inc.	84,171
2,144	Halliburton Co.	94,079
403	Helmerich & Payne, Inc.	25,804
2,018	Kinder Morgan, Inc.	84,877
565	Pioneer Natural Resources Co.	92,383
984	Schlumberger Ltd.	82,105
		884,541
Food & Staples Retailing: 0.4%
715	Magnit OAO (GDR) Reg S	36,387
Food, Beverage & Tobacco: 0.0%
5	Tootsie Roll Industries, Inc.	156
Health Care Equipment & Services: 0.7%
4,162	Al Noor Hospitals Group Plc (GBP)	62,727
Insurance: 0.6%
5,500	BB Seguridade Participacoes SA	56,524
Materials: 9.6%
14,042	Alamos Gold, Inc.	82,286
24,834	AuRico Gold, Inc.	68,790
51,111	B2Gold Corp. *	77,689
49,572	Continental Gold Ltd. (CAD) *	75,539
15,941	Eldorado Gold Corp.	73,169
19,316	Fortuna Silver Mines, Inc. (CAD) *	72,899
4,038	Goldcorp, Inc.	73,169
33,096	Guyana Goldfields, Inc. (CAD) *	77,086
1,100	Randgold Resources Ltd. (ADR)	76,197
6,518	Tahoe Resources, Inc.	71,437
98,991	Torex Gold Resources, Inc. (CAD) *	82,066
19,959	Yamana Gold, Inc. (CAD)	71,544
		901,871
Pharmaceuticals, Biotechnology: 0.2%
200	BioMarin Pharmaceutical, Inc. *	19,840
Real Estate: 0.6%
26,100	China Vanke Co. Ltd. (HKD) * #	61,452
Retailing: 0.1%
1,500	JC Penney Co., Inc. *	10,965
Semiconductor: 0.6%
2,344	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	55,037
Software & Services: 1.3%
280	Baidu, Inc. (ADR) *	58,352
3,300	Tencent Holdings Ltd. (HKD) #	62,709
		121,061
Technology Hardware & Equipment: 0.9%
1,228	CDC Corp. Escrow Receipt * # §	393
1,000	Largan Precision Co. Ltd. #	85,968
23,336	Trident Microsystems, Inc. Escrow Receipt* # §	350
		86,711
Transportation: 0.5%
500	Copa Holdings SA (Class A)	50,485
Total Common Stocks (Cost: $2,788,153) (a)		2,635,875

Principal Amount
CORPORATE BONDS: 0.4%
Basic Materials: 0.0%
	Momentive Performance Materials, Inc.
$51,000	11.50%,12/01/16 (c) (d) *	765
Consumer, Cyclical: 0.0%
	Chukchansi Economic Development Authority
4,970	10.25%, 05/30/16 (c) 144A	3,231
Financial: 0.4%
	Banco Cruzeiro do Sul SA
150,000	8.50%, 02/20/15 (d) * # Reg S §	31,725
Total Corporate Bonds (Cost: $65,384) (a)		35,721

Number of Shares
EXCHANGE TRADED FUNDS: 9.0%
176	Global X MSCI Nigeria ETF	1,473
3,772	Industrial Select Sector SPDR Fund	210,365
1,399	iShares Core S&P Mid-Cap ETF	212,620
380	iShares S&P Mid-Cap 400 Value ETF	49,761
439	Market Vectors ChinaAMC A-Share ETF ‡ *	23,131
2,787	Materials Select Sector SPDR Fund	135,950
1,741	Vanguard Small-Cap ETF	213,377
Total Exchange Traded Funds (Cost: $834,867) (a)		846,677
OPTIONS PURCHASED: 0.0% (Premiums Received: $257)
500	Mylan NV Put ($55, expiring 04/17/15)	280
SHORT-TERM INVESTMENTS: 50.2%
Money Market Fund: 39.6% (Cost: $3,718,722)
3,718,722	AIM Treasury Portfolio - Institutional Class	3,718,722

Time Deposit: 10.6% (Cost: $1,000,000)
1,000,000	State Street Euro Dollar	1,000,000
Total Short-Term Investments: 50.2% (Cost: $4,718,722)		4,718,722
Total Investments: 87.6% (Cost: $8,407,383)		8,237,275
Other assets less liabilities: 12.4%		1,164,231
NET ASSETS: 100.0%		$9,401,506
SECURITIES SOLD SHORT: (31.7)%
COMMON STOCKS: (0.6)%
Energy: (0.3)%
(403)	Helmerich & Payne, Inc.	(25,804)
Pharmaceuticals, Biotechnology: (0.2)%
(200)	BioMarin Pharmaceutical, Inc. *	(19,824)
Retailing: (0.1)%
(1,500)	JC Penney Co., Inc. *	(10,965)
Total Common Stocks (Proceeds: $(56,141))		(56,593)
EXCHANGE TRADED FUNDS: (31.1)%
(13,277)	Energy Select Sector SPDR Fund	(1,030,030)
(176)	Global X MSCI Nigeria ETF	(1,473)
(2,017)	iShares 1-3 Year Credit Bond ETF	(212,854)
(19,037)	iShares MSCI Emerging Markets ETF	(763,955)
(759)	Market Vectors ChinaAMC A-Share ETF ‡ *	(39,992)
(31,438)	Market Vectors Gold Miners ETF ‡	(573,429)
(13,164)	Market Vectors Junior Gold Miners ETF ‡	(299,349)
Total Exchange Traded Funds (Proceeds: $(3,297,825))		(2,921,082)
Total Securities Sold Short (Proceeds: $(3,353,966))		$(2,977,675)
WRITTEN OPTIONS: (0.2)%
(400)	S+P 500 INDEX Put ($2,000, expiring 05/15/15)	$(9,300)
(800)	S+P 500 INDEX Put ($1,950, expiring 05/15/15)	(11,640)
(400)	S+P 500 INDEX Put ($1,975, expiring 04/17/15)	(1,980)
Total Written Options (Premiums received: $(23,348))		$(22,920)

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $5,692,542.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $422,567 which represents 4.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $32,468 which represents 0.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,231, or 0.0% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2015 is set forth below:

Affiliates	Value as of December 31, 2014	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of March 31, 2015
Market Vectors ChinaAMC A-Share ETF(1)	$(19,619)	$43,801	$59,081	$(4,830)	$—	$(39,992)
Market Vectors ChinaAMC A-Share ETF	19,619	—	—	—	—	23,131
Market Vectors ChinaAMC China Bond ETF	—	72,954	73,629	675	—	—
Market Vectors Gold Miners ETF(1)	(582,095)	115,969	101,243	(14,456)	—	(573,429)
Market Vectors Junior Gold Miners ETF(1)	(310,851)	44,735	45,185	(8,000)	—	(299,349)
Market Vectors Semiconductor ETF(1)	(71,115)	71,483	266	446	—	—
Market Vectors Vietnam ETF	—	38,520	38,114	(406)	—	—
	$(964,061)	$387,462	$317,518	$(26,571)	$—	$(889,639)

(1)	Represents short position

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	0.1%	$10,965
Consumer Staples	0.5	36,543
Energy	10.7	884,541
Financials	3.9	324,415
Health Care	1.0	82,567
Industrials	1.6	132,164
Information Technology	3.2	262,809
Materials	11.0	901,871
Corporate Bonds	0.4	35,721
Exchange Traded Funds	10.3	846,677
Options Purchased	0.0	280
Time Deposit	12.1	1,000,000
Money Market Fund	45.2	3,718,722
	100.0%	$8,237,275

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

Long positions		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks		$108,148	$31,038	$—	$139,186
Capital Goods		—	81,679	—	81,679
Diversified Financials		—	67,253	—	67,253
Energy		884,541	—	—	884,541
Food & Staples Retailing		36,387	—	—	36,387
Food, Beverage & Tobacco		156	—	—	156
Health Care Equipment & Services		62,727	—	—	62,727
Insurance		56,524	—	—	56,524
Materials		901,871	—	—	901,871
Pharmaceuticals, Biotechnology		19,840	—	—	19,840
Real Estate		—	61,452	—	61,452
Retailing		10,965	—	—	10,965
Semiconductor		55,037	—	—	55,037
Software & Services		58,352	62,709	—	121,061
Technology Hardware & Equipment		—	85,968	743	86,711
Transportation		50,485	—	—	50,485
Corporate Bonds*		—	35,721	—	35,721
Exchange Traded Funds		846,677	—	—	846,677
Options Purchased		280	—	—	280
Short-term Investments	`
Money Market Fund		3,718,722	—	—	3,718,722
Time Deposit		—	1,000,000	—	1,000,000
Total		$6,810,712	$1,425,820	$743	$8,237,275

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(56,593)	$—	$—	$(56,593)
Exchange Traded Funds	(2,921,082)	—	—	(2,921,082)
Total	$(2,977,675)	$—	$—	$(2,977,675)

Other Financial Instruments:
Written Options	$(22,920)	$—	$—	$(22,920)

*	See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 $2,558 were and transfers from Level 2 to Level 1 were $89,296. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

	Common Stocks
	Long Positions
	Energy	Technology Hardware & Equipment
Balance as of December 31, 2014	$195	$1,078
Realized gain (loss)	(195)	—
Net change in unrealized appreciation (depreciation)	—	(335)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2015	$—	$743

See Notes to Schedule of Investments

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Other–The Board of Trustees has approved a Plan of Liquidation and Dissolution pursuant to which the Fund is expected to be liquidated and dissolved on or about June 3, 2015.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2015 was $8,490,168 and net unrealized depreciation aggregated to $252,893 of which $144,829 related to appreciated securities and $397,722 related to depreciated securities.

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 27.9%
Argentina: 3.4%
USD	1,235,292	YPF SA 7.76%, 08/15/18 (f) Reg S	$1,253,821
British Virgin Islands: 0.7%
EUR	244,000	C10-EUR Capital SPV Ltd. 6.28%, 06/30/17 (c)	247,716
Cayman Islands: 1.5%
USD	662,000	Odebrecht Finance Ltd. 7.13%, 12/26/41 (c) Reg S	553,597
Colombia: 2.0%
	654,000	Bancolombia SA 5.95%, 06/03/21	725,744
Mexico: 7.5%
	646,000	Alfa SAB de CV 6.88%, 09/25/43 (c) Reg S	712,538
EUR	416,000	Cemex SAB de CV 4.38%, 03/05/19 (c) 144A	448,982
USD	120,000	Corp. GEO SAB de CV 9.25%, 06/30/15 (c) (d) * Reg S	3,612
	900,000	Grupo Bimbo SAB de CV 4.88%, 06/27/44 Reg S	920,187
	120,000	Kimberly-Clark de Mexico SAB de CV 3.25%, 03/12/25 144A	120,884
	575,000	Mexichem SAB de CV 5.88%, 09/17/44 Reg S	569,250
			2,775,453
Netherlands: 4.8%
		Petrobras Global Finance BV
EUR	439,000	3.75%, 01/14/21	417,751
	993,000	4.25%, 10/02/23	942,971
	379,000	5.88%, 03/07/22	398,341
			1,759,063
Peru: 3.3%
		Banco de Credito del Peru
USD	636,000	4.25%, 04/01/23 Reg S	653,077
	373,000	9.75%, 11/06/19 (c) Reg S	455,247
	119,000	Consorcio Transmantaro SA 4.38%, 05/07/23 Reg S	120,041
			1,228,365
United Kingdom: 0.9%
	336,000	Fresnillo Plc 5.50%, 11/13/23 Reg S	352,800
Vietnam: 3.8%
	2,500,000	Debt and Asset Trading Corp. 1.00%, 04/20/15 (c) Reg S	1,390,625
Total Corporate Bonds (Cost: $10,273,359)			10,287,184
FOREIGN GOVERNMENT OBLIGATIONS: 66.3%
Argentina: 9.9%
		Argentine Republic Government International Bond
EUR	494,000	2.26%, 12/31/38 (d) *	280,247
	342,650	7.82%, 12/31/33 (d) *	349,092
USD	1,069,000	City of Buenos Aires 8.95%, 02/19/21 144A	1,117,105
		Provincia de Buenos Aires
EUR	110,000	3.00%, 05/01/20 (s) Reg S	91,961
USD	1,817,000	4.00%, 05/15/35 (s) Reg S	1,181,050
EUR	871,608	4.00%, 05/15/35 (s) Reg S	613,864
			3,633,319
Brazil: 8.3%
		Brazilian Government International Bond
USD	1,400,000	5.00%, 01/27/45	1,302,000
	1,351,000	8.25%, 01/20/34	1,756,300
			3,058,300
Chile: 2.5%
	939,000	Chile Government International Bond 3.63%, 10/30/42	927,262
Hungary: 9.1%
		Hungary Government International Bond
EUR	1,208,000	3.88%, 02/24/20 Reg S	1,469,188
USD	323,000	5.38%, 03/25/24	362,971
EUR	181,000	6.00%, 01/11/19 Reg S	231,355
USD	879,000	7.63%, 03/29/41	1,275,427
			3,338,941
Israel: 2.7%
	924,000	Israel Government International Bond 4.50%, 01/30/43	987,710
Mexico: 4.0%
		Mexican Government International Bond
EUR	828,000	3.00%, 03/06/45	929,036
USD	500,000	5.75%, 10/12/10	547,500
			1,476,536
Peru: 1.3%
		Peruvian Government International Bond
	104,000	5.63%, 11/18/50	127,660
	268,000	7.35%, 07/21/25	365,820
			493,480
Philippines: 2.4%
	834,000	Philippine Government International Bond 3.95%, 01/20/40	889,252
Poland: 6.7%
		Poland Government International Bond
EUR	574,000	3.00%, 01/15/24 Reg S	743,834
USD	677,000	4.00%, 01/22/24	746,731
EUR	635,000	5.25%, 01/20/25	972,967
			2,463,532
South Africa: 2.1%
	675,000	South Africa Government International Bond 3.75%, 07/24/26	793,837
South Korea: 13.7%
		Republic of Korea
	516,000	2.13%, 06/10/24 Reg S	604,919
USD	1,559,000	3.88%, 09/11/23	1,734,154
	1,300,000	4.13%, 06/10/44	1,575,730
	896,000	5.63%, 11/03/25	1,142,848
			5,057,651
Vietnam: 3.6%
		Vietnam Government International Bond
	172,333	4.00%, 05/06/15 (c) (s)	173,841
	402,000	4.80%, 11/19/24 144A	420,593
	262,000	4.80%, 11/19/24 Reg S	274,118
	409,000	6.75%, 01/29/20 Reg S	465,237
			1,333,789
Total Foreign Government Obligations (Cost: $24,013,556)			24,453,609

Number of Shares
MONEY MARKET FUND: 1.2% (Cost: $441,584)
	441,584	AIM Treasury Portfolio - Institutional Class	441,584
Total Investments: 95.4% (Cost: $34,728,499)			35,182,377
Other assets less liabilities: 4.6%			1,689,660
NET ASSETS: 100.0%			$36,872,037

EUR	Euro
USD	United States Dollar

*	Non-income producing
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,107,564, or 5.7% of net assets.

As of March 31, 2015, the Fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange for		Settlement Date	Unrealized Depreciation
State Street Bank And Trust Company	EUR	9,705,656	USD	10,437,524	4/13/2015	$(93,921)

EUR - Euro

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	2.6%	$922,050
Consumer, Non-cyclical	2.9	1,041,071
Diversified	2.0	712,538
Energy	8.6	3,012,884
Financial	9.2	3,224,693
Government	69.5	24,453,609
Industrial	3.6	1,253,907
Utilities	0.3	120,041
Money Market Fund	1.3	441,584
	100.0%	$35,182,377

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$10,287,184	$—	$10,287,184
Foreign Government Obligations*	—	24,453,609	—	24,453,609
Money Market Fund	441,584	—	—	441,584
Total	$441,584	$34,740,793	$—	$35,182,377

Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(93,921)	$—	$(93,921)

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedule of Investments

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2015 was $34,732,310 and net unrealized appreciation aggregated to $450,067 of which $749,722 related to appreciated securities and $299,655 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Trust

Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Trust

Date: May 26, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Trust

Date: May 26, 2015